Accrued Expenses and Other Liabilities, including Provisions (Details Textual) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 23, 2015	Jul. 31, 2013	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Description Of Provisions	disclosures related to the nine parcels of land totaling approximately 13,500 acres retained by the Company following the divestiture of Taiyuan Primalights III Agriculture Development Co., Ltd. (“P3A”), one of its consolidated structured entities until it was disposed of in July 2010
Impairment Provision		$ 57.0
Earn Out Liability Reduction Recognized In Profit And Loss For Non Operating Items				$ 3.7	$ 1.7
Increase (decrease) in accounting estimate				$ 5.5
Subsequent events [Member]
Disclosure of detailed information about Accrued Expenses And Other Liabilities Including Provisions [Line Items]
Product Claim Received			$ 4.6